Net Loss Per Share	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share

Note 11. Net Loss Per Share

The following table sets forth the computation of the basic and diluted net loss per common share:

	Three Months Ended March 31, 2023	January 25, 2022 (Inception) to March 31, 2022

Numerator:
Net loss	$(5,173,574)	$(176,648)
Denominator:
Weighted average common shares outstanding	10,772,493	7,500,000
Net loss per share, basic and diluted	$(0.48)	$(0.02)

Since the Company was in a loss position for the periods presented, basic net loss per share is the same as diluted net loss per share as the inclusion of all potential dilutive securities would have been anti-dilutive. For the periods presented, there were no potential dilutive securities other than the convertible notes, stock options, and warrants.

Note 11. Net Loss Per Share

The following table sets forth the computation of the basic and diluted net loss per common share:

January 25, 2022 (Inception) to December 31, 2022
Numerator:
Net loss	$(6,714,329)
Denominator:
Weighted average common shares outstanding	7,890,507
Net loss per share, basic and diluted	$(0.85)

Since the Company was in a loss position for the period presented, basic net loss per share is the same as diluted net loss per share as the inclusion of all potential dilutive securities would have been anti-dilutive. For the period from inception to December 31, 2022, there were no potential dilutive securities other than the convertible notes, stock options, and warrants.